Merger (Details Narrative) - USD ($)	Jun. 21, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instrument convertible conversion price per share	$ 10.10	$ 10.10
Equity value	$ 300,000,000	$ 35,078,010	$ 39,007,835	$ 30,308,513	$ (2,305,566)	$ 2,004,435
Common Stock [Member]
Aggregate of restricted stock units, shares	12,000,000
Equity value		$ 3,522	$ 3,522	$ 3,522	$ 3,522	$ 3,522